Profit-Sharing Plan (Narrative) (Detail) (Multiple employer 401(k) profit sharing plan, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Multiple employer 401(k) profit sharing plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, requisite service period	1 year		1 year
Defined contribution plan, minimum age requirement	21 years		21 years
Contributions by the Company	$ 1.30	$ 1.20	$ 3.60	$ 4.48	$ 4.13